Notes Payable, Net - Outstanding Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 20, 2020
Debt Instrument [Line Items]
Fair value adjustment, net of amortization	$ 2,612	$ 3,383
Total payments on nonrecourse debt	$ 399,402	353,383
Senior unsecured notes | Senior Notes
Debt Instrument [Line Items]
Interest Rate	7.90%
Long-term debt, gross	$ 350,000	350,000	$ 350,000
Related-party notes (Note 33 - Related-Party Transactions) | Notes Payable, Other Payables
Debt Instrument [Line Items]
Long-term debt, gross	$ 46,790	$ 0